March 3, 2014

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Global Allocation Fund, Inc.
  consisting of the class:
  T. Rowe Price Global Allocation Fund–Advisor Class
 File Nos.: 333-187446/811-22810

 T. Rowe Price Institutional International Funds, Inc.
  consisting of the following series:
  T. Rowe Price Institutional Africa & Middle East Fund
  T. Rowe Price Institutional Concentrated International Equity Fund
  T. Rowe Price Institutional Emerging Markets Equity Fund
  T. Rowe Price Institutional Global Focused Growth Equity Fund
  T. Rowe Price Institutional Global Growth Equity Fund
  T. Rowe Price Institutional Global Value Equity Fund
  T. Rowe Price Institutional International Core Equity Fund
  T. Rowe Price Institutional International Growth Equity Fund
 File Nos.: 033-29697/811-5833

 T. Rowe Price International Funds, Inc.

  consisting of the following series and classes:
  T. Rowe Price Africa & Middle East Fund
  T. Rowe Price Emerging Europe Fund
  T. Rowe Price Emerging Markets Stock Fund
  T. Rowe Price European Stock Fund
  T. Rowe Price Global Growth Stock Fund
  T. Rowe Price Global Growth Stock Fund–Advisor Class
  T. Rowe Price Global Infrastructure Fund
  T. Rowe Price Global Infrastructure Fund–Advisor Class
  T. Rowe Price Global Stock Fund
  T. Rowe Price Global Stock Fund–Advisor Class
  T. Rowe Price International Discovery Fund
  T. Rowe Price International Growth & Income Fund
  T. Rowe Price International Growth & Income Fund–Advisor Class
  T. Rowe Price International Growth & Income Fund–R Class
  T. Rowe Price International Stock Fund
  T. Rowe Price International Stock Fund–Advisor Class
  T. Rowe Price International Stock Fund–R Class
  T. Rowe Price Japan Fund
  T. Rowe Price Latin America Fund
  T. Rowe Price New Asia Fund
  T. Rowe Price Overseas Stock Fund
 File Nos.: 002-65539/811-2958

 T. Rowe Price International Index Fund, Inc.
  consisting of the following series:
  T. Rowe Price International Equity Index Fund
  File Nos.: 333-44964/811-10063

 T. Rowe Price Summit Funds, Inc.
  consisting of the following series:
  T. Rowe Price Summit Cash Reserves Fund
  T. Rowe Price Summit GNMA Fund
  File Nos.: 033-50319/811-7093

 T. Rowe Price Summit Municipal Funds, Inc.
  consisting of the following series and classes:
  T. Rowe Price Summit Municipal Income Fund
  T. Rowe Price Summit Municipal Income Fund–Advisor Class
  T. Rowe Price Summit Municipal Intermediate Fund
  T. Rowe Price Summit Municipal Intermediate Fund–Advisor Class
  T. Rowe Price Summit Municipal Money Market Fund
  File Nos.: 033-50321/811-7095

 T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
 File Nos.: 333-45018/811-10093

Dear Ms. O’Neal-Johnson:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the funds’ Statement of Additional Information (“SAI”) or prospectuses that were filed under Rule 485(b) on February 26, 2014.

The prospectuses and SAI went effective automatically on March 1, 2014.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman